OTHER RECEIVABLES - (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER RECEIVABLES.
Research and development tax credit receivable from the French State	€ 411	€ 581
Value-added taxes receivable	863	894
Other receivables from Government and public authorities	22
Others	84	46
Total	€ 1,380	€ 1,522